Goodwill - Schedule of Goodwill Arising from the Acquisition has been Recognized (Details)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Goodwill Arising from the Acquisition has been Recognized[Abstract]
Considerations transferred	$ 1,276	$ 10,000
Fair value of net liabilities acquired	45,351	355,399
Goodwill	$ 46,627	$ 365,399